Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000153990 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153990 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153990 [Member] | DSV A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153990 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000153990 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153990 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153990 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153990 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153990 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153990 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000153990 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000153990 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153990 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000153990 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000153990 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000153990 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000153990 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000153990 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000153990 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000153990 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000153990 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000153990 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000153990 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000153990 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153990 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000153990 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000153990 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000153990 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000153990 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000153990 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153990 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000153990 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000153989 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153989 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153989 [Member] | DSV A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153989 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000153989 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153989 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153989 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153989 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153989 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153989 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000153989 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000153989 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153989 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000153989 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000153989 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000153989 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000153989 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000153989 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000153989 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000153989 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000153989 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000153989 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000153989 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000153989 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153989 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000153989 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000153989 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000153989 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000153989 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000153989 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153989 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000153989 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000153988 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153988 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153988 [Member] | DSV A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153988 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000153988 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153988 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153988 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153988 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153988 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153988 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000153988 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000153988 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000153988 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000153988 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000153988 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000153988 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000153988 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000153988 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000153988 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000153988 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000153988 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000153988 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000153988 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000153988 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153988 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000153988 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000153988 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000153988 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000153988 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000153988 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153988 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000153988 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156262 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156262 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156262 [Member] | DSV A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156262 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156262 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156262 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156262 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156262 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156262 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000156262 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000156262 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000156262 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156262 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000156262 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000156262 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000156262 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156262 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156262 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000156262 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156262 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000156262 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000156262 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000156262 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000156262 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000156262 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000156262 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000156262 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000156262 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156262 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000156262 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156262 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000156262 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003788 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003788 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003788 [Member] | DSV A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003788 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003788 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003788 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003788 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003788 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003788 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003788 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003788 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000003788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000003788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000003788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000003788 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000003788 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003788 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003788 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003788 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003788 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003788 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000003788 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003788 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003788 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003788 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003788 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003787 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003787 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003787 [Member] | DSV A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003787 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003787 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003787 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003787 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003787 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003787 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003787 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003787 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000003787 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003787 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003787 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000003787 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000003787 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003787 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003787 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000003787 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003787 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003787 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000003787 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003787 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003787 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003787 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003787 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003787 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000003787 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003787 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003787 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003787 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003787 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003785 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003785 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003785 [Member] | DSV A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003785 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003785 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003785 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003785 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003785 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003785 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003785 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003785 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000003785 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003785 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003785 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000003785 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000003785 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003785 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003785 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000003785 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003785 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003785 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000003785 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003785 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003785 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003785 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003785 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003785 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000003785 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003785 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003785 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003785 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003785 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003791 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003791 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003791 [Member] | DSV A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003791 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003791 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003791 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003791 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003791 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003791 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003791 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003791 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000003791 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003791 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003791 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000003791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000003791 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000003791 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000003791 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003791 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003791 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003791 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003791 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003791 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000003791 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003791 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003791 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003791 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003791 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043689 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000043689 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043689 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043689 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043689 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043689 [Member] | Hewlett Packard Enterprise Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043689 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043689 [Member] | Snam SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043689 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043689 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043689 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000043689 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000043689 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043689 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000043689 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000043689 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000043689 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000043689 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000043689 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043689 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000043689 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000043689 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000043689 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000043689 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043689 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043689 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043689 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000043689 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043689 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043689 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043689 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043689 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000043689 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043691 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000043691 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043691 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043691 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043691 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043691 [Member] | Hewlett Packard Enterprise Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043691 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043691 [Member] | Snam SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043691 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043691 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043691 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000043691 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000043691 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043691 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000043691 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000043691 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000043691 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000043691 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000043691 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043691 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000043691 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000043691 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000043691 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000043691 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043691 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043691 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043691 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000043691 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043691 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043691 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043691 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043691 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000043691 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043686 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000043686 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043686 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043686 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043686 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043686 [Member] | Hewlett Packard Enterprise Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043686 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043686 [Member] | Snam SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043686 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043686 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043686 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000043686 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000043686 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043686 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000043686 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000043686 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000043686 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000043686 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000043686 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043686 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000043686 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000043686 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000043686 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000043686 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043686 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043686 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043686 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000043686 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043686 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043686 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043686 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043686 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000043686 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113315 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113315 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000113315 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000113315 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000113315 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113315 [Member] | Hewlett Packard Enterprise Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113315 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113315 [Member] | Snam SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113315 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113315 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113315 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000113315 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000113315 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113315 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000113315 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000113315 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000113315 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000113315 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000113315 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000113315 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000113315 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000113315 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000113315 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000113315 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000113315 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113315 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000113315 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000113315 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000113315 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113315 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113315 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113315 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000113315 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106446 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106446 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106446 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106446 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106446 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106446 [Member] | Hewlett Packard Enterprise Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106446 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106446 [Member] | Snam SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106446 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106446 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106446 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000106446 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000106446 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106446 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000106446 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000106446 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000106446 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000106446 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000106446 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000106446 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000106446 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000106446 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000106446 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000106446 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106446 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106446 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106446 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000106446 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106446 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106446 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106446 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106446 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000106446 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000104499 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000104499 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000104499 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000104499 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000104499 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000104499 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104499 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104499 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000104499 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104499 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104499 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000104499 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000104499 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000104499 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000104499 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000104499 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000104499 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104499 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000104499 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000104499 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000104499 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076627 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076627 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076627 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076627 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076627 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076627 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076627 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076627 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076627 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076627 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000076627 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076627 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076627 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000076627 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000076627 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000076627 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000076627 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076627 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000076627 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000076627 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000076627 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076626 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076626 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076626 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076626 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076626 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076626 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076626 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076626 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076626 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076626 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000076626 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076626 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076626 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000076626 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000076626 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000076626 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000076626 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076626 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000076626 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000076626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000076626 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000111293 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000111293 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111293 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111293 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111293 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111293 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111293 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000111293 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000111293 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000111293 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000111293 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000111293 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000111293 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000111293 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000111293 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000111293 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000111293 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111293 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000111293 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000111293 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000111293 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078799 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078799 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078799 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078799 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078799 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078799 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078799 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078799 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078799 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078799 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078799 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078799 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078799 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000078799 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000078799 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000078799 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078799 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078799 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000078799 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000078799 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000078799 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069766 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069766 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069766 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069766 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069766 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069766 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069766 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069766 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069766 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069766 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069766 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069766 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000069766 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000069766 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000069766 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000069766 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069766 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069766 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000069766 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000069766 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069766 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069764 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069764 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069764 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069764 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069764 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069764 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069764 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069764 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069764 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069764 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069764 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069764 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000069764 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000069764 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000069764 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000069764 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069764 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069764 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000069764 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000069764 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069764 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069762 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069762 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069762 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069762 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069762 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069762 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069762 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069762 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069762 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069762 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069762 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069762 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000069762 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000069762 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000069762 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000069762 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069762 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069762 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000069762 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000069762 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069762 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088535 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088535 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088535 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088535 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088535 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088535 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088535 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088535 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088535 [Member] | Old Dominion Freight Line Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088535 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088535 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088535 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088535 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000088535 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000088535 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088535 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000088535 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000088535 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000088535 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000088535 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000088535 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105879 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105879 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105879 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000105879 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105879 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105879 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105879 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105879 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105879 [Member] | Old Dominion Freight Line Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105879 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105879 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105879 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105879 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000105879 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000105879 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105879 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000105879 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000105879 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000105879 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000105879 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105879 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088536 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088536 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088536 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088536 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088536 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088536 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088536 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088536 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088536 [Member] | Old Dominion Freight Line Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088536 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088536 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088536 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088536 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000088536 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000088536 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088536 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000088536 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000088536 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000088536 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000088536 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000088536 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113318 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113318 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113318 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113318 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113318 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113318 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000113318 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113318 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113318 [Member] | Old Dominion Freight Line Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113318 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113318 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113318 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113318 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000113318 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000113318 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113318 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000113318 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000113318 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000113318 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000113318 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000113318 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000128515 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128515 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000128515 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000128515 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000128515 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000128515 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000128515 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000128515 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128515 [Member] | Old Dominion Freight Line Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000128515 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000128515 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128515 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000128515 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000128515 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000128515 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000128515 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000128515 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000128515 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000128515 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000128515 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000128515 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000106449 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106449 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106449 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106449 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106449 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106449 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106449 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106449 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106449 [Member] | Old Dominion Freight Line Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106449 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106449 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000106449 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106449 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000106449 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000106449 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106449 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000106449 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000106449 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000106449 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000106449 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000106449 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153996 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000153996 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000153996 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153996 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153996 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153996 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153996 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153996 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153996 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000153996 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000153996 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153996 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000153996 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000153996 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153996 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153996 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000153996 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000153996 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153996 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000153996 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153996 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153996 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153995 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000153995 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000153995 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153995 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153995 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153995 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153995 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153995 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153995 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000153995 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000153995 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153995 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000153995 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000153995 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153995 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153995 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000153995 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000153995 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153995 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000153995 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153995 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153995 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153994 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000153994 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000153994 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153994 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153994 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153994 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153994 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153994 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153994 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000153994 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000153994 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153994 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000153994 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000153994 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153994 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153994 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000153994 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000153994 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153994 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000153994 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153994 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153994 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107857 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107857 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000107857 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107857 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107857 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107857 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107857 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107857 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000107857 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000107857 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000107857 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000107857 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000107857 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000107857 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000107857 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107857 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000107857 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000107857 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107857 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000107857 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107857 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107857 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107856 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107856 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000107856 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107856 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107856 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107856 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107856 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107856 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000107856 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000107856 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000107856 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000107856 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000107856 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000107856 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000107856 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107856 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000107856 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000107856 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107856 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000107856 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107856 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107856 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000145658 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000145658 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000145658 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000145658 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000145658 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000145658 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000145658 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145658 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000145658 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000145658 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000145658 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000145658 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000145658 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000145658 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000145658 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145658 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000145658 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000145658 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000145658 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000145658 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000145658 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000145658 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107855 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107855 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000107855 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107855 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107855 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107855 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107855 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000107855 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000107855 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000107855 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000107855 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000107855 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000107855 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000107855 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000107855 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107855 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000107855 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000107855 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107855 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000107855 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107855 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107855 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%